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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
GROWTH FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Growth Fund, containing your portfolio managerOs commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar for his past record of accomplishment in fund management at Loomis Sayles.**
* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

Sincerely,

          /s/PETER S. VOSS    /s/HENRY L.P. SCHMELZER
          Peter S. Voss       Henry L.P. Schmelzer
          Chairman            President

NEW ENGLAND GROWTH FUND

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,0000 INVESTMENT IN NEW ENGLAND GROWTH FUND

COMPARED TO STANDARD & POOROS 500 INDEX(3)
[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Standard & PoorOs Index(3). The data points from the graph are as follows:]

New England Growth Fund - Net Asset Value(1)

YEAR                    AMOUNT
----                   -------
1995                   $99,015
1994                   $71,719
1993                   $77,158
1992                   $69,331
1991                   $74,254
1990                   $47,380
1989                   $45,012
1988                   $45,012
1988                   $36,862
1987                   $36,335
1987                   $30,670
1985                   $25,865
1984                   $19,172
1982                   $18,418
1981                   $10,314
12/31/80               $10,000

New England Growth Fund - With Maximum Sales Charge(2)

Year                    Amount
-----                 --------
1995                   $92,579
1994                   $67,057
1993                   $72,143
1992                   $64,824
1991                   $69,428
1990                   $44,300
1989                   $42,087
1988                   $23,087
1988                   $34,466
1987                   $33,974
1987                   $28,677
1985                   $24,184
1984                   $17,926
1982                   $17,221
1981                    $9,644
12/31/80                $9,350

S&P 500(3)
Year                    Amount
1995                   $78,881
1994                   $57,393
1993                   $56,623
1992                   $51,448
1991                   $47,809
1990                   $36,680
1989                   $37,862
1988                   $37,862
1988                   $28,772
1987                   $24,697
1987                   $23,474
1985                   $19,790
1984                   $14,153
1982                   $11,557
1981                    $9,512
12/31/80               $10,000

     This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND GROWTH FUND
AVERAGE ANNUAL TOTAL RETURNS 12/31/95

CLASS A                      1 YEAR          5 YEARS          10 YEARS
Net Asset Value(1)           38.06%           15.88%            14.37%
With Max. Sales Charge(2)     29.04            14.32             13.60
Lipper Growth Average(4)      30.79            16.37             13.41

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 6.50% at the time of purchase.
3 Standard & PoorOs 500 Index" (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
4    Lipper  Average  is  an average of the total  return  performance
     (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND GROWTH FUND

[PHOTO]
NEW ENGLAND GROWTH FUND
Portfolio Manager:  G. Kenneth Heebner
Capital Growth Management

In 1995, the economic environment was highly favorable to the stock market, and particularly for the growth stocks your Fund invests in. Among the key factors that helped performance were low inflation and moderating interest rates, along with low labor and capital costs and high productivity D a combination that permitted many companies to enjoy increased revenues, expanding profit margins and earnings growth.

How Your Fund Performed
Taking advantage of these positive trends, New England Growth Fund rewarded shareholders with strong performance in 1995. Total return on Class A shares at net asset value1 was 38.06% for the 12 months ended December 31, 1995. The Fund outperformed the overall market, as measured by the Standard & PoorOs 500 Index2, which had a total return of 37.44% for the period.

1 Class B and Class C shares approved by shareholders but not registered on a state or federal level. There is no effective date targeted yet.

2 Most of the stocks in the Standard & PoorOs 500 Index, an unmanaged index, are listed on the New York Stock Exchange.

How Your Fund Was Managed
The Fund delivered these strong returns in 1995 by staying fully invested in a rising stock market. Most holdings rose in price, and the Fund benefitted significantly from its substantial positions in airline, bank and technology stocks.
Holdings in steel, chemical and copper stocks were sold in the first quarter, in anticipation of a slow-growth economy. A large position in technology stocks was

NEW ENGLAND GROWTH FUND

taken early in the year. Most of these issues were sold during the second half of the year.

Keeping Focused on Growth
Over the last two years, many investors have come to appreciate the difficulty of trying to time moves in and out of the market. In early 1995, few market observers anticipated the long string of record highs that we witnessed last year. Fund Manager Ken HeebnerOs investment approach D concentrating on a relatively small number of holdings that he believes can deliver earnings in excess of the consensus view D has delivered positive results for shareholders over the years. Although past performance does not guarantee future results, the FundOs long-term record demonstrates that the proven way to take advantage of the marketOs potential for growth is to stay invested in the market.

NET ASSET VALUE ANNUAL TOTAL RETURNS %
12/31/86-12/31/95

             1986    1987     1988    1989    1990     1991    1992    1993     1994    1995
N. E.
Growth
Fund       18.58%  18.47%    1.45%  22.11%   5.10%   56.72%  -6.63%  11.29%   -7.05%  38.06%
Lipper
Growth
Avg(1)     13.04%   1.10%   13.96%  25.44%  -5.48%   36.09%   7.79%  10.61%   -2.17%  30.79%
S&P
500(2)     18.62%   5.21%   16.50%  31.59%  -3.12%   30.34%   7.61%  10.06%    1.36%  37.44%

1   The  Lipper  Growth  Fund Average comprises the performance  of  542  growth funds as measured by Lipper Analytical Services, an independent mutual fund ranking service.
2   Most  of the common stocks in the unmanaged Standard & PoorOs 500 Index  are listed on the New York Stock Exchange.

YOUR FUND'S TEN LARGEST INVESTMENTS*
                                                           PERCENTAGE
   COMPANY                                                   OF ASSETS
----------------------------------------------------------------------
1. CITICORP                                                       6.7%
   Commercial banking, New York
----------------------------------------------------------------------
2. AMERICAN INTERNATIONAL GROUP, INC.                             6.5%
   Major international insurance holding company
----------------------------------------------------------------------
3. CHEMICAL BANKING CORP.                                        6.4%
   Commercial banking, New York
----------------------------------------------------------------------
4. ELI LILLY & CO.                                               5.8%
   Pharmaceutical company
----------------------------------------------------------------------
5. BOEING CO.                                                     5.7%
   Aerospace manufacturing company
----------------------------------------------------------------------
6. MERCK & CO. INC.                                               5.7%
   Pharmaceutical company
----------------------------------------------------------------------
7. ALLSTATE CORP.                                                 5.5%
   Major insurance company
----------------------------------------------------------------------
8. PHILIP MORRIS COMPANY, INC.                                    5.5%
   Cigarette and food manufacturer
----------------------------------------------------------------------
9. BURLINGTON NORTHERN COMPANY                                    5.2%
   Railroad and pipeline producers
----------------------------------------------------------------------
10.                                                          UAL CORP.     5.1%
   Holding company for United Airlines
----------------------------------------------------------------------
* Portfolio holdings may vary.

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NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
GROWTH FUND

DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

COMMON STOCKS-98.6% OF TOTAL NET ASSETS

SHARES                                                       VALUE (A)
----------------------------------------------------------------------
           AEROSPACE-5.7%
  874,000  Boeing Co.                                      $68,499,750
                                                        --------------
           AEROSPACE/DEFENSE-1.6%
  250,000  Lockheed Martin Corp.                            19,750,000
                                                        --------------
           AIRLINES-9.8%
  143,000  AMR Corp. (c)                                    10,617,750
  900,000  Northwest Airlines Corp. (c)                     45,900,000
  345,000  UAL Corp. (c)                                    61,582,500
                                                        --------------
                                                           118,100,250
                                                        --------------
           BANKS-MONEY CENTER-13.1%
1,316,000  Chemical Banking Corp.                           77,315,000
1,198,300  Citicorp                                         80,585,675
                                                        --------------
                                                           157,900,675
                                                        --------------
           BEVERAGE & TOBACCO-4.5%
  975,000  Pepsico Inc.                                     54,478,125
                                                        --------------
           CHEMICALS-2.3%
  515,000  Air Products & Chemicals, Inc.                   27,166,250
                                                        --------------
           COMPUTER SOFTWARE & SERVICES-4.6%
  644,000  Computer Associates International, Inc.          36,627,500
  275,000  Computer Science Corp. (c)                       19,318,750
                                                        --------------
                                                            55,946,250
                                                        --------------
           DRUGS-13.7%
1,250,000  Lilly Eli & Co.                                  70,312,500
1,034,000  Merck & Co. Inc.                                 67,985,500
  410,000  Pfizer Inc.                                      25,830,000
                                                        --------------
                                                           164,128,000
                                                        --------------
           FINANCIAL SERVICES-1.8%
  320,000  First Data Corp.                                 21,400,000
                                                        --------------
           FOOD-RETAILERS/WHOLESALERS-5.5%
  727,000  Philip Morris Companies, Inc.                    65,793,500
                                                        --------------
           FREIGHT TRANSPORTATION-5.2%
  800,000  Burlington Northern Santa Fe Corporation..       62,400,000
                                                        --------------
           HOME PRODUCTS & COSMETICS-3.9%
  560,000  Procter & Gamble Co..                            46,480,000
                                                        --------------

PORTFOLIO COMPOSITION-CONTINUED
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES                                                   VALUE (A)
----------------------------------------------------------------------
           INSURANCE-12.1%
 1,620,000                                               Allstate Corp     $66,622,500
  844,800  American International Group, Inc.              78,144,000
                                                       ---------------
                                                          144,766,500
                                                       ---------------
           MACHINERY-1.8%
  610,000  Deere & Co.                                     21,502,500
                                                       ---------------
           MISCELLANEOUS-5.1%
  647,000  United Technologies Corp.                       61,384,125
                                                       ---------------
           RETAIL-7.9%
 1,085,000 May Department Stores Co.                       45,841,250
 1,245,000                                     Sears Roebuck & Company     48,555,000
                                                       ---------------
                                                            94,396,250
                                                       ---------------
           Total Common Stocks
           (Identified Cost $1,019,948,807)              1,184,092,175
                                                       ---------------

SHORT-TERM INVESTMENTS-0.7%

     FACE
   AMOUNT
----------------------------------------------------------------------
$8,435,000                     Chevron Oil Finance Co. 5.750%, 1/02/96      8,435,000
                                                       ---------------
           Total Short-Term Investments
           (Identified Cost $8,435,000).                     8,435,000
                                                       ---------------
           Total Investments-99.3%
           (Identified Cost $1,028,383,807)(b)           1,192,527,175
           Cash, receivables and other assets.              23,677,756
           Liabilities                                    (15,094,540)
                                                       ---------------
           Total Net Assets-100%                        $1,201,110,391
                                                       ===============

(a)  See Note 1A.
(b)  Federal Tax Information:
     At December 31, 1995 the net unrealized appreciation
     on investments based on cost of $1,029,449,677 for federal income tax purposes was as follows: Aggregate gross
     unrealized appreciation for all investments in which
     there is an excess of value over tax cost            $170,308,003
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax
     cost over value                                       (7,230,505)
                                                       ---------------
     Net unrealized appreciation                          $163,077,498
                                                       ===============
(c)  Non-income producing security.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                    $1,192,527,175
Cash                                                             2,199
Receivable for:
Fund shares sold                                               827,291
Securities sold                                             20,882,182
Dividends and interest                                       1,961,084
Prepaid registration expense                                     5,000
                                                       ---------------
                                                         1,216,204,931
LIABILITIES
Payable for:
Securities purchased                   $12,441,260
Fund shares redeemed                     1,283,726
Dividends declared                         367,516
Accrued expenses:
Management fees                            698,816
Deferred trustees' fees                     62,524
Accounting and administrative                4,622
Other expenses                             236,076
                                       -----------
                                                            15,094,540
                                                       ---------------
                                                        $1,201,110,391
                                                       ===============
NET ASSETS
Net Assets consist of:
Capital paid in                                         $1,004,414,585
Accumulated net realized gains..                            32,552,438
Unrealized appreciation on investments                     164,143,368
                                                       ---------------
NET ASSETS                                              $1,201,110,391
                                                       ===============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($1,201,110,391 divided by 113,880,299
shares of beneficial interest)                                  $10.55
                                                       ===============
Offering price per share (100/93.50 of $10.55)                 $11.28*
                                                       ===============
Identified cost of investments                          $1,028,383,807
                                                       ===============

*                                                                                                   B
                                                                                                    a
                                                                                                    s
                                                                                                    e
                                                                                                    d
                                                                                                    u
                                                                                                    p
                                                                                                    o
                                                                                                    n
                                                                                                    s
                                                                                                    i
                                                                                                    n
                                                                                                    g
                                                                                                    l
                                                                                                    e
                                                                                                    p
                                                                                                    u
                                                                                                    r
                                                                                                    c
                                                                                                    h
                                                                                                    a
                                                                                                    s
                                                                                                    e
                                                                                                    s
                                                                                                    o
                                                                                                    f
                                                                                                    l
                                                                                                    e
                                                                                                    s
                                                                                                    s
                                                                                                    t
                                                                                                    h
                                                                                                    a
                                                                                                    n
                                                                                                    $
                                                                                                    2
                                                                                                    5
                                                                                                    ,
                                                                                                    0
                                                                                                    0
                                                                                                    0
                                                                                                    .
   Reduced sales charges apply for purchases in excess of these amounts.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

INVESTMENT INCOME
Dividends                                               $17,982,371(a)
Interest.                                                      209,233
                                                      ----------------
                                                            18,191,604
Expenses
Management fees                         $7,631,203
Service fees                             2,800,465
Trustees' fees and expenses.                24,827
Accounting and administrative               50,923
Custodian                                  174,808
Transfer agent                           2,447,747
Audit and tax services                      41,000
Legal                                       19,747
Printing                                   196,251
Registration                                22,857
Miscellaneous                               44,003
                                        ----------
Total expenses                                              13,453,831
                                                     -----------------
Net investment income                                        4,737,773
                                                     -----------------
REALIZED and UNREALIZED GAIN on INVESTMENTS
Realized gain on Investments-net                           197,449,600
Unrealized appreciation on Investments-net                 150,392,410
                                                     -----------------
Net gain on investment transactions                        347,842,010
                                                     -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $352,579,783
                                                     =================

(a) Net of foreign taxes of: $40,949.

STATEMENT OF CHANGES IN NET ASSETS

                                        YEAR ENDED          YEAR ENDED
                                      DECEMBER 31,        DECEMBER 31,
                                              1994               1995
                                   ---------------    ---------------
FROM OPERATIONS
Net investment income                  $11,636,622        $4,737,773
Net realized gain on investments       69,441,182        197,449,600
Unrealized appreciation (depreciation)
on investments.                      (160,094,787)       150,392,410
                                  ---------------     ---------------
Increase (decrease) in net
assets from operations                (79,016,983)       352,579,783
                                  ---------------     ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                  (11,691,898         (5,211,996)
Net realized gain on investments      (75,068,482)       (165,500,915)
                                   ---------------     ---------------
                                      (86,760,380)       (170,712,911)
                                   ---------------     ---------------
Proceeds from sale of shares           103,348,947          83,764,307
Net asset value of shares issued in
connection with the
reinvestment of:
Dividends from net investment income    11,394,237           5,040,619
Distributions from net realized gain    73,363,874         162,025,252
                                   ---------------     ---------------
                                       188,107,058         250,830,178
Cost of shares redeemed              (234,414,542)       (220,016,896)
                                   ---------------     ---------------
Increase (decrease) in net assets
derived from capital share
transactions                          (46,307,484)          30,813,282
                                   ---------------     ---------------
Total increase (decrease)
in net assets                        (212,084,847)         212,680,154
NET ASSETS
Beginning of the year               1,200,515,084          988,430,237
                                  ---------------      ---------------
End of the year                   ..$988,430,237        $1,201,110,391
                                  ===============      ===============
UNDISTRIBUTED NET INVESTMENT INCOME
Beginning of the year.                  $842,903              $757,268
                                  ===============      ===============
End of the year                           $757,268                  $0
                                  ===============      ===============
NUMBER OF SHARES OF THE FUND:
Issued from the sale of shares         10,029,304            8,243,398
Issued in connection with the
reinvestment of:
Dividends from net investment income     1,268,865             476,462
Distributions from net realized gain     8,167,520          15,260,562
                                  ---------------      ---------------
                                        19,465,689          23,980,422
Redeemed                              (23,054,096)        (21,472,861)
                                  ---------------      ---------------
Net change                             (3,588,407)           2,507,561
                                  ===============      ===============

FINANCIAL HIGHLIGHTS

                                    YEAR ENDED DECEMBER 31,
                        ----------------------------------------------
                          1991      1992      1993      1994      1995
                      -------   -------   -------   -------    -------
Net Asset Value,
Beginning of Year      $8.85    $11.19    $10.08      $10.44     $8.87
                      -------    -------  -------   -------    -------
Income From Investment
Operations
Net Investment Income     0.10      0.09      0.02      0.11      0.05
Net Realized and
Unrealized Gain (Loss)
on Investments            4.92    (0.83)      1.12    (0.84)      3.30
                      -------    -------  -------   -------    -------
Total From Investment
Operations                5.02    (0.74)      1.14    (0.73)      3.35
                      -------    -------   -------  -------    -------
Less Distributions
Dividends From Net
Investment Income     (0.10)    (0.09)    (0.01)      (0.11)    (0.05)
Distributions From
Net Realized Capital
Gains                   (2.57)   (0.28)    (0.77)   (0.73)      (1.62)
Distributions From
Paid-in Capital.        (0.01)      0.00      0.00      0.00      0.00
                      -------   -------   -------    -------   -------
Total Distributions   (2.68)    (0.37)    (0.78)    (0.84)      (1.67)
                       -------  -------    -------  -------    -------
Net Asset Value,
End of Year           $11.19     $10.08     $10.44     $8.87    $10.55
                      =======   =======   =======   =======    =======
Total Return (%)          56.7     (6.6)      11.3     (7.1)      38.1
Ratio of Operating
Expenses to Average
Net Assets (%)            1.14      1.15      1.18      1.19      1.20
Ratio of Net Investment
Income to Average
Net Assets (%)            0.89      0.89      0.16      1.05      0.42
Portfolio Turnover Rate (%)186      218       145       141        235
Net Assets,
End of Year (000,000)     $997    $1,174    $1,201      $988    $1,201

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

e. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's adviser is responsible for determining that the value of the collateral

December 31, 1995

is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2.   PURCHASES   AND   SALES  OF  SECURITIES   (excluding   short-term
investments) for the Fund for the year ended December 31, 1995 were $2,601,149,006 and $2,748,985,229 respectively.

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Capital Growth Management Limited Partnership ("Capital Growth Management"). Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Capital Growth Management is a subsidiary of New England Investment Companies, L.P., ("NEIC") which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the year ended December 31, 1995 provided for fees as set forth below:

FEES EARNED    ANNUAL PERCENTAGE RATE   ANNUAL NET ASSET VALUE LEVELS
-----------    ----------------------   -----------------------------
$7,631,203     0.750%                   the first $200 million
               0.700%                   the next $300 million
               0.650%                   the excess over $500 million

b. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $50,923 and are shown separately in the financial statements as accounting and administrative.

c. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $1,832,529 as compensation for its services in that capacity.

December 31, 1995

d. SERVICE FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund (the "Plan"). Under the Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets of the Fund, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in the Fund and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $2,800,465 in fees under the Plan. If the expenses of New England Funds that are otherwise reimbursable under the Plan incurred in any year exceed the amounts payable by the Fund under the Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Plan remains in effect. The amount  of unreimbursed expenses carried forward at December 31,  1995 is
$2,030,882.

Commissions on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $1,911,193.

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Capital Growth Management, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                            $2,400
          Meeting Fee                          $125/meeting
          Committee Meeting Fee                $75/meeting
          Committee Chairman Retainer              $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

To the Board of Trustees and Shareholders of NEW ENGLAND GROWTH FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Growth Fund ("the Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 6, 1996

SHAREHOLDER MEETING

At a special shareholders' meeting held on December 28, 1995, shareholders of the Growth Fund voted for the following proposals:

                                                      ABSTAINED   BROKER NON-
                        VOTED FOR VOTED AGAINST          VOTES          VOTES    TOTAL VOTES
                       ---------  -------------      ---------   -----------     -----------
1. To approve new
investment advisory
arrangements to be
effective upon the
merger of New
England Mutual Life
Insurance Company
into Metropolitan Life
Insurance Company,
such arrangements
to be substantially
identical to the
investment advisory
arrangements in
effect for the Fund
immediately prior to
such merger.      61,690,132.276   2,157,675.958  3,158,591.057                67,006,399.291
                  ==============  =============  =============
2. To approve
authorization to
issue multiple
classes of shares of
the Fund.         56,251,804.672  3,750,177.273   3,423,855.346 3,580,562.000  67,006,399.291
                  ==============  =============  ============= ==============

NEW ENGLAND FUNDS

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                         - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

Bulk Rate
U.S. Postage
Paid
Brockton, MA
Permit No. 770

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1996
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
APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.